COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 18 - COMMITMENTS AND CONTINGENCIES

Letters of Credit and Guarantees

As of December 31, 2019 and 2018, the Company has approximately $733 and $233, respectively, in outstanding letters of credit. Such letters of credit are being secured by the same amounts in restricted cash with commercial banks (see note 2).

As of December 31, 2019 and 2018 the Company has €2,316 and €2,275 ($2,596 and $2,603 as of December 31, 2019 and 2018, respectively) in outstanding guarantees on its lines of credit arrangement in Europe (see note 9), which relate to leases and performance guarantee for contracts.

Legal Proceedings

Claims by former employees

The Company is subject to wrongful termination claims made by certain former employees of one of its European subsidiaries. The aggregate amount of such claims is approximately $637.

Minimum Wage Increase

In August 2015, the Company was informed about a court decision, which approved an increase to the minimum wage for the city of SeaTac, WA (location of SeaTac Airport).  The increase to the minimum wage was originally approved by a vote in King County, WA in 2013 (to be effective January 1, 2014); however, a court ruled that SeaTac employees were excluded from this increase because the airport was under the jurisdiction of the Port of Seattle and not the city of SeaTac.  In August 2015, this decision was overturned by the State Supreme Court and, accordingly, the Company is required to increase the minimum wage of its employees at SeaTac Airport according to the court decision, effective January 1, 2014.  After the settlements of the legal disputes in 2017 related to the minimum wage increase, the Company was obligated to pay out approximately $1,628. The accrued amount at December 31, 2018 is $508 (inclusive of interest amounting to approximately $263) for the remainder of the settlement and is included in accrued expenses and other current liabilities (see note 10).  The Company paid this amount in 2019 and the resulting balance owed at December 31, 2019 is zero.

Termination of contract

Following the termination of the Procheck contract in December 31, 2018, the Company has been negotiating with the customer compensation for the losses accrued as a result of the termination. In December 2019 the Company started a legal procedure in order to settle the disagreement. The proceedings have been completed without material effect to the Company's financials.

General

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the ordinary course of its business activities. These claims are primarily related to grievances filed by current and former employees for unfair labor practices or discrimination, and for passenger aviation claims. Management recognizes a liability for any matter when the likelihood of an unfavorable outcome is deemed to be probable and the amount is able to be reasonably estimated. Management has concluded that such claims, in the aggregate, would not have a material adverse effect on the Company's consolidated financial position, results of operations, or cash flows.

Agency Agreements

In April 2013, prior to the purchase of one of the current subsidiaries in Europe, the Company entered into an agency agreement with a third party to assist it with this transaction. According to the agreement, in the event that the operations in that country are sold in the future, the third-party agent is entitled to a payment of €3,000 ($3,363 as of December 31, 2019).

In March 2016, the Company entered into an agreement with a third party to assist the Company with the possible sale of one of the Company’s subsidiaries. The fees depend on the outcome of the assignment and are between 2% - 5% of the sale consideration but not less than $4,000. In February 2019 the agreement was amended. According to the amendment, in case that less than 50% of the voting stock or majority of the subsidiary assets are being sold the transaction fee will be 5% of the sale consideration but not lower than $3,000 (see note 13).

In August 2017, the Company entered into an agreement with a third party to assist the Company with a possible sale of one of the Company’s subsidiaries. The fees depend on the outcome of the assignment and are between 2% - 10% of the sale consideration but not less than € 2,000 ($2,242 as of December 31, 2019).